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                                                                   April 1, 2001
 FUND PROFILE
T. ROWE PRICE
Personal Strategy Funds

 Three funds with different mixes of stocks, bonds, and money market securities. This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com. TROWEPRICELOGO
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FUND PROFILE
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 What is each fund's objective?

   Personal Strategy Income Fund seeks the highest total return over time, consistent with a primary emphasis on income and a secondary emphasis on capital growth. We pursue this objective by investing in a diversified portfolio typically consisting of about 40% stocks, 40% bonds, and 20% money market securities.

   Personal Strategy Balanced Fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

   Personal Strategy Growth Fund seeks the highest total return over time, consistent with a primary emphasis on capital growth and a secondary emphasis on income. We pursue this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

  . Generally, the greater the portion of stocks in the fund, the higher the fund's potential return over time and the greater the risk of price declines.


 What is each fund's principal investment strategy?

   Under normal conditions, allocations for each fund can vary by 10 percentage points above or below the benchmarks shown in the table on the next page, based on our outlook for the economy and the financial markets. Domestic stocks are drawn from the overall U.S. market while international stocks are selected primarily from large companies in developed markets. Bonds, which can include foreign issues, are primarily investment grade (top four credit ratings) and are chosen across the entire government, corporate, and mortgage-backed bond market. Maturities reflect the managers' outlook for interest rates.

   When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when selecting particular stocks, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- to large-cap stocks. This process draws heavily upon T. Rowe Price's proprietary stock research expertise. While the fund maintains a well-diversified portfolio, the manager may at a particular time shade stock selection toward markets or market sectors that appear to offer attractive value and appreciation potential.

   Much the same security selection process applies to bonds. For example, when deciding on whether to adjust allocations to high-yield (junk) bonds, managers will weigh such factors as the outlook for the economy and corporate earnings and the yield advantage lower-rated bonds offer over investment-grade bonds.
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FUND PROFILE
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
 Table 1  Differences Among Funds
                                                                               R
                                                                               isk/
                                                                Relative       r
                                                                               eward
                                 Benchmark                      income          relative
  Fund                           allocations         Ranges      level         to each other


  Income                         40% Stocks          30 - 50%   Higher -       Lower
                                 40% Bonds           30 - 50    distributes
                                 20% Money markets   10 - 30    quarterly
                                 ----------------------------------------------------------------------
  Balanced                       60% Stocks          50 - 70    Moderate -     More than Income
                                 30% Bonds           20 - 40    distributes    ,
                                 10% Money markets              quarterly      l
                                                     0 - 20                    ess than Growth
                                 ----------------------------------------------------------------------
  Growth                         80% Stocks          70 - 90    Lower -        Highe
                                 20% Bond            10 - 30    distributes    r
                                 s                              annually
                                  and
                                  money markets
 -----------------------------------------------------------------------------------------------------------


   We may also invest in other securities, including futures and options, in keeping with each fund's objective.

   Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.


 What are the main risks of investing in the funds?

   Each fund's program of investing in stocks, bonds, and money market securities exposes it to a variety of risks. Each of these is proportional to the percentage of assets the fund has in these securities. The risks include:

  . Risks of stock investing Stock prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the funds may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of funds.

  . Risks of bond investing Bonds have two main sources of risk. Interest rate risk is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically suffer greater declines than those with shorter maturities. Mortgage securities can react somewhat differently than regular bonds to interest rate changes. Falling rates can cause losses of principal due to increased mortgage prepayments. Rising rates can lead to decreased prepayments
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FUND PROFILE
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   and greater volatility. Credit risk is the chance that any fund holding could have its credit downgraded, or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund's income level and share price.

   While each fund expects to invest primarily in investment-grade bonds, they may also hold high-yield (junk) bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA) to medium (BBB) quality, and high-yield bonds are rated BB and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB rated bonds may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads.

  . Risks of foreign securities To the extent each fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . Each fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk; see the table entitled Differences Among Funds to help you choose a fund for your particular needs. Your time horizon should play a major role in the choice of investments. A fundamental investment principle is that if you have a longer horizon, say 15 years, you can pursue a more aggressive program than if it is shorter, perhaps five years. Also, you may seek a more aggressive approach at a particular stage of life but a more balanced or conservative approach as your circumstances change.

  . Personal Strategy Income Fund is designed for investors seeking a relatively conservative approach to capital growth as well as current income. The fund could be appropriate for an investor with an intermediate time horizon.

  . Personal Strategy Balanced Fund is intended for those seeking a middle-of-the-road approach that emphasizes stocks for potential capital appreciation but also produces significant income to temper volatility. The fund should be appropriate for intermediate- to long-term investment goals.
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FUND PROFILE
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  . Personal Strategy Growth Fund is designed for more aggressive investors with a long-term horizon who want significant exposure to stocks and can withstand inevitable setbacks in an effort to achieve potential long-term growth.

   Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

  . The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.


 How has each fund performed in the past?

   The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

   The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.

 LOGO                         LOGO



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FUND PROFILE
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
                                 Calendar Year Total Returns
             Fund               "95"     "96"     "97"     "98"
 ----------------------------------------------------------------------
  Personal Strategy Income     24.71    11.79    15.01    11.50
  Personal Strategy Balanced   28.15    14.20    17.79    13.90
  Personal Strategy Growth     31.43    17.68    20.56    15.65
 ----------------------------------------------------------------------

 Personal Strategy Balanced Quarter ended Total return

 Best quarter   12/31/98  11.15%

 Worst quarter  9/30/98   -6.62%



 Personal Strategy Growth Quarter ended Total return

 Best quarter   12/31/98  14.13%

 Worst quarter  9/30/99   -9.02%



 Personal Strategy Income Quarter ended Total return

 Best quarter   6/30/97   8.01%

 Worst quarter  9/30/97   -3.87%


 Table 2  Average Annual Total Returns
                                       Periods ended 03/31/2001
                                                      Since inception
                                  1 year   5 years       (7/29/94)
 ---------------------------------------------------------------------
  Income Fund                       1.87%    9.03%        10.63%
  Lehman Brothers U.S. Aggregate
  Index                            12.53     7.48          7.83
  Combined Index Portfolio /a/
  (40% Stocks, 40% Bonds,
  20% Money Markets)               -3.42    10.04         11.22

 ---------------------------------------------------------------------
  Balanced Fund                    -1.62    10.05         12.13
  Merrill Lynch-Wilshire Capital
  Market Index                    -15.49    10.40         12.28
  Combined Index Portfolio /a/
  (60% Stocks, 30% Bonds,
  10% Money Markets)               -9.63    11.61         13.32


  Growth Fund                      -5.40                  13.70
  Merrill Lynch-Wilshire Capital
  Market Index                              10.40         12.28
  Combined Index Portfolio /a/
  (80% Stocks, 20% Bonds and      -15.56    13.06         15.36
  Money Markets)
 ---------------------------------------------------------------------


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FUND PROFILE
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 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 Lehman indices do not reflect the deduction of any fees or expenses.

 / a/The securities indices used as comparisons for the stock, bond, and money market portions of each fund are the S&P 500, the Lehman Brothers U.S. Aggregate Index, and 90-day Treasury bills, respectively.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.


 Table 3  Fees and Expenses of the Funds
                                                            Annual fund operating expenses
                                                    (expenses that are deducted from fund assets)
                                        Management   Other    Total annual fund   Fee waiver/expense    Net
                                           fee      expenses  operating expenses    reimbursement     expenses
 ---------------------------------------------------------------------------------                    ---------------
  Income                                  0.47%      0.39%          0.86%               0.04%/a/       0.90%/a/
                                        ------------------------------------------------------------------------
  Balanced                                0.57       0.41           0.98                  --           0.98
                                        ------------------------------------------------------------------------
  Growth                                  0.62       0.48           1.10                  --           1.10/a/
 --------------------------------------------------------------------------------------------------------------------




 /a /Effective June 1, 2000, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through May 31, 2002, to the extent such fees or expenses would cause the funds' ratio of expenses to average net assets to exceed 0.90% (Personal Strategy Income) or 1.10% (Personal Strategy Growth). Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the funds' expense ratio is below the applicable limit; however, no reimbursement will be made after May 31, 2004, or it if would result in the expense ratio exceeding the applicable limit. Any amounts reimbursed have the effect of increasing fees otherwise paid to the fund. The funds operated under previous expense limitations for which T. Rowe Price may be reimbursed.
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FUND PROFILE
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   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitations currently in place are not renewed (if applicable), you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

     Fund      1 year   3 years   5 years   10 years
    --------------------------------------------------------

     Income     $ 92      $287      $498     $1,108
               ---------------------------------------------
     Balanced    100       312       542      1,201
               ----------------------------------------
     Growth      112       350       606      1,340
    --------------------------------------------------------



 Who manages the funds?

   The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Edmund M. Notzon manages each fund day to day and has been chairman of their Investment Advisory Committees since 1998. He has been managing investments since joining T. Rowe Price in 1989.

 To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan's toll-free number for additional information. Also note that this profile may include funds not available through your plan.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.
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FUND PROFILE
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 When will I receive income and capital gain distributions?

   The Balanced and Income Funds distribute income quarterly and net capital gains, if any, at year-end. The Growth Fund distributes income annually and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.


 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.


T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com
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 T. Rowe Price Investment Services, Inc., Distributor